UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Allowance for credit losses	$ 3	$ 27
Amortized cost	55,653	53,651
Accumulated depreciation	256	232
Property and equipment accumulated depreciation	395	377
Intangible assets accumulated amortization	$ 173	$ 106
Treasury shares (in shares)	2,078,024	2,000,000
Private Loan
Private loans allowance for credit losses	$ 115	$ 97
Real Estate
Private loans allowance for credit losses	$ 153	$ 158
Class A Exchangeable and Class B
Par value (in dollars per share)	$ 32.92	$ 33.10
Shares issued (in shares)	43,515,520	43,460,516
Shares outstanding (in shares)	41,437,496	41,460,516
Class C Shares
Par value (in dollars per share)	$ 1	$ 1
Shares issued (in shares)	242,786,723	201,116,647
Shares outstanding (in shares)	242,786,723	201,116,647
Class A Exchangeable Shares
Shares issued (in shares)	43,491,520	43,460,516
Shares outstanding (in shares)	41,413,496	41,436,516